Financial Risk Management (Details) - Schedule of Financial Liabilities Based on their Contractual Maturities - Financial Liabilities [Member] - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Financial Risk Management (Details) - Schedule of Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings	$ 3,889,131	$ 1,038,155
Trade payables	6,802,780	941,162
Other financial liabilities	1,715,060	1,510,240
Other current liabilities	2,452,190	7,998,305
Customer Acquisition Payable		58,293,330
Total	14,859,161	69,781,192
Less than 1 year [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings	3,889,131	1,038,155
Trade payables	6,802,780	941,162
Other financial liabilities	1,715,060	1,510,240
Other current liabilities	2,452,190	7,998,305
Customer Acquisition Payable		29,146,665
Total	14,859,161	40,634,527
1 – 2 years [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Customer Acquisition Payable		29,146,665
Total		29,146,665
2 – 3 years [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Customer Acquisition Payable
Total
More than 3 years [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Customer Acquisition Payable
Total